DECHERT PRICE & RHOADS
1500 K Street NW
Washington, DC   20005

June 26, 1997

The Hough Group of Funds
100 Second Avenue South
St. Petersburg, FL   33701

Gentlemen:

As counsel for The Hough Group of Funds (the "Trust"), a Massachusetts business trust consisting of two separate series of shares, The Florida TaxFree Money Market Fund and The Florida TaxFree ShortTerm Fund, during the Trust's fiscal year ended April 30, 1997, we are familiar with the Trust's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of beneficial interest (the "Shares") under the Securities Act of 1933 (the "Registration Statement").


Based upon the foregoing, it is our opinion with respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Trust for its fiscal year ended April 30, 1997, assuming such Shares were sold at the public offering price and delivered by the Trust against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such shares were sold, duly and validly authorized, legally and validly issued, and fully paid and non-assessable by the Trust.

We consent to the filing of this opinion in connection with the Notice on Form 24f-2 to be filed by the Trust with the Securities and Exchange Commission for the Trust's fiscal year ended April 30, 1997.

Very truly yours,

Dechert Price & Rhoads